Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Derivative Financial Instruments Text Block Abstract
Schedule of sensitivity analysis
Type	Valuation Technique	Key Inputs	Inter-relationship between significant inputs and fair value measurement
Convertible Promissory Note	The fair value of the convertible promissory note has been calculated using a binomial lattice methodology

Key observable inputs

●  Share price June 30, 2022: $1.09

●  Risk-free interest rate June 30, 2022: 2.27%

●  Dividend yield June 30, 2022: 0%

Key unobservable inputs

●  Instrument specific spread June 30, 2022: 45%

●  Credit spread June 30, 2021: 10.84%

The estimated fair value would increase (decrease) if:

●  The share price was higher (lower)

●  The risk-free interest rate was higher (lower)

●  The dividend yield was lower (higher)

●  The instrument specific spread was lower (higher)

●  The credit spread was lower (higher)

Schedule of maximum exposure to credit risk for trade and other receivables
(in thousands)	June 30, 2022	December 31, 2021
EMEA	$977	$879
Australia	-	119
North America	448	546
Total	$1,425	$1,544

Schedule of Sensitivity Analysis
(in USD thousands)	USD	NIS	CAD	Total
Financial assets and financial liabilities:
Current assets
Cash	$3,634	$140	$280	$4,054
Trade and other receivables	256	958	211	1,425
Advances to supplier	1,284	-	-	1,284
Long term receivable	-	149	-	149
Current liabilities
Accounts payable and accrued liabilities	(248)	(730)	(569)	(1,547)
Convertible debentures	(1,592)	-	-	(1,592)
Warrant liability	(4,210)	-	-	(4,210)
Total	$(876)	$517	$(78)	$(437)

10% fluctuation in exchange rate	$(88)	$52	$(8)	$(44)